Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities (Parentheticals)	Dec. 31, 2021 USD ($)
Total [Member]
Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities (Parentheticals) [Line Items]
Miner Lease Agreement	$ 2,940,412